SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Change in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			$ 1,000
Balance at end of period	$ 1,000		1,600
Waldencast plc
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1,061		994
Provision for bad debts	(67)		558
Write-off of uncollectible accounts	0		0
Balance at end of period	994	$ 1,061	$ 1,552
Obagi Cosmeceuticals
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 1,061	671
Provision for bad debts		390
Write-off of uncollectible accounts		0
Balance at end of period		$ 1,061